Distribution Date:	05/17/23	Benchmark 2021-B28 Mortgage Trust
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2021-B28
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	6		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Executive Vice President – Division Head	(913) 253-9000	noticeadmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
			Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 2	25
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	26	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Liquidated Loan Detail	27		Bank, N.A.

Historical Bond / Collateral Loss Reconciliation Detail	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Interest Shortfall Detail - Collateral Level	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	30	Directing Certificateholder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163GAQ3	0.597400%	34,164,000.00	25,138,661.06	481,097.27	12,514.86	0.00	0.00	493,612.13	24,657,563.79	30.22%	30.00%
A-2	08163GAR1	1.785800%	55,782,000.00	55,782,000.00	0.00	83,012.91	0.00	0.00	83,012.91	55,782,000.00	30.22%	30.00%
A-3	08163GAS9	2.073100%	162,402,000.00	162,402,000.00	0.00	280,562.99	0.00	0.00	280,562.99	162,402,000.00	30.22%	30.00%
A-4	08163GAT7	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	30.22%	30.00%
A-4A1	08163GAA8	1.979600%	100,000,000.00	100,000,000.00	0.00	164,966.67	0.00	0.00	164,966.67	100,000,000.00	30.22%	30.00%
A-5	08163GAU4	2.223700%	415,466,000.00	415,466,000.00	0.00	769,893.12	0.00	0.00	769,893.12	415,466,000.00	30.22%	30.00%
A-SB	08163GAV2	1.980400%	46,745,000.00	46,745,000.00	0.00	77,144.83	0.00	0.00	77,144.83	46,745,000.00	30.22%	30.00%
A-S	08163GAW0	2.429100%	102,888,000.00	102,888,000.00	0.00	208,271.03	0.00	0.00	208,271.03	102,888,000.00	22.29%	22.13%
B	08163GAX8	2.244000%	58,793,000.00	58,793,000.00	0.00	109,942.91	0.00	0.00	109,942.91	58,793,000.00	17.75%	17.63%
C	08163GAY6	2.592200%	60,426,000.00	60,426,000.00	0.00	130,530.23	0.00	0.00	130,530.23	60,426,000.00	13.10%	13.00%
D	08163GAB6	2.000000%	39,196,000.00	39,196,000.00	0.00	65,326.67	0.00	0.00	65,326.67	39,196,000.00	10.07%	10.00%
E	08163GAC4	2.000000%	32,662,000.00	32,662,000.00	0.00	54,436.67	0.00	0.00	54,436.67	32,662,000.00	7.55%	7.50%
F	08163GAD2	2.275000%	31,030,000.00	31,030,000.00	0.00	58,827.71	0.00	0.00	58,827.71	31,030,000.00	5.16%	5.13%
G	08163GAE0	2.275000%	13,065,000.00	13,065,000.00	0.00	24,769.06	0.00	0.00	24,769.06	13,065,000.00	4.16%	4.13%
NR	08163GAF7	2.275000%	53,894,433.00	53,894,433.00	0.00	102,029.52	0.00	0.00	102,029.52	53,894,433.00	0.00%	0.00%
S	08163GAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163GAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Class RR	08163GBN9	3.375122%	31,413,527.00	31,196,523.70	11,567.40	87,739.90	0.00	0.00	99,307.30	31,184,956.30	0.00%	0.00%
RR Interest	N/A	3.375122%	37,350,338.00	37,092,323.46	13,753.51	104,321.77	0.00	0.00	118,075.28	37,078,569.95	0.00%	0.00%
Regular SubTotal			1,375,277,298.00	1,365,776,941.22	506,418.18	2,499,257.52	0.00	0.00	3,005,675.70	1,365,270,523.04

X-A	08163GAZ3	1.279173%	1,017,447,000.00	1,008,421,661.06	0.00	1,074,955.21	0.00	0.00	1,074,955.21	1,007,940,563.79
X-B	08163GBA7	0.954637%	119,219,000.00	119,219,000.00	0.00	94,842.40	0.00	0.00	94,842.40	119,219,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08163GAG5	1.375122%	71,858,000.00	71,858,000.00	0.00	82,344.59	0.00	0.00	82,344.59	71,858,000.00
X-F	08163GAH3	1.100122%	31,030,000.00	31,030,000.00	0.00	28,447.32	0.00	0.00	28,447.32	31,030,000.00
X-G	08163GAJ9	1.100122%	13,065,000.00	13,065,000.00	0.00	11,977.58	0.00	0.00	11,977.58	13,065,000.00
X-NR	08163GAK6	1.100122%	53,894,433.00	53,894,433.00	0.00	49,408.70	0.00	0.00	49,408.70	53,894,433.00
Notional SubTotal			1,306,513,433.00	1,297,488,094.06	0.00	1,341,975.80	0.00	0.00	1,341,975.80	1,297,006,996.79

Deal Distribution Total					506,418.18	3,841,233.32	0.00	0.00	4,347,651.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163GAQ3	735.82311966	14.08199479	0.36631718	0.00000000	0.00000000	0.00000000	0.00000000	14.44831197	721.74112487
A-2	08163GAR1	1,000.00000000	0.00000000	1.48816661	0.00000000	0.00000000	0.00000000	0.00000000	1.48816661	1,000.00000000
A-3	08163GAS9	1,000.00000000	0.00000000	1.72758334	0.00000000	0.00000000	0.00000000	0.00000000	1.72758334	1,000.00000000
A-4	08163GAT7	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-4A1	08163GAA8	1,000.00000000	0.00000000	1.64966670	0.00000000	0.00000000	0.00000000	0.00000000	1.64966670	1,000.00000000
A-5	08163GAU4	1,000.00000000	0.00000000	1.85308333	0.00000000	0.00000000	0.00000000	0.00000000	1.85308333	1,000.00000000
A-SB	08163GAV2	1,000.00000000	0.00000000	1.65033330	0.00000000	0.00000000	0.00000000	0.00000000	1.65033330	1,000.00000000
A-S	08163GAW0	1,000.00000000	0.00000000	2.02424996	0.00000000	0.00000000	0.00000000	0.00000000	2.02424996	1,000.00000000
B	08163GAX8	1,000.00000000	0.00000000	1.87000000	0.00000000	0.00000000	0.00000000	0.00000000	1.87000000	1,000.00000000
C	08163GAY6	1,000.00000000	0.00000000	2.16016665	0.00000000	0.00000000	0.00000000	0.00000000	2.16016665	1,000.00000000
D	08163GAB6	1,000.00000000	0.00000000	1.66666675	0.00000000	0.00000000	0.00000000	0.00000000	1.66666675	1,000.00000000
E	08163GAC4	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
F	08163GAD2	1,000.00000000	0.00000000	1.89583339	0.00000000	0.00000000	0.00000000	0.00000000	1.89583339	1,000.00000000
G	08163GAE0	1,000.00000000	0.00000000	1.89583314	0.00000000	0.00000000	0.00000000	0.00000000	1.89583314	1,000.00000000
NR	08163GAF7	1,000.00000000	0.00000000	1.89313653	0.00269675	0.10806886	0.00000000	0.00000000	1.89313653	1,000.00000000
S	08163GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163GAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Class RR	08163GBN9	993.09204280	0.36822990	2.79306109	0.00011110	0.00449297	0.00000000	0.00000000	3.16129099	992.72381290
RR Interest	N/A	993.09204270	0.36822987	2.79306094	0.00011111	0.00449367	0.00000000	0.00000000	3.16129080	992.72381283

Notional Certificates
X-A	08163GAZ3	991.12942597	0.00000000	1.05652207	0.00000000	0.00000000	0.00000000	0.00000000	1.05652207	990.65657847
X-B	08163GBA7	1,000.00000000	0.00000000	0.79553091	0.00000000	0.00000000	0.00000000	0.00000000	0.79553091	1,000.00000000
X-D	08163GAG5	1,000.00000000	0.00000000	1.14593490	0.00000000	0.00000000	0.00000000	0.00000000	1.14593490	1,000.00000000
X-F	08163GAH3	1,000.00000000	0.00000000	0.91676829	0.00000000	0.00000000	0.00000000	0.00000000	0.91676829	1,000.00000000
X-G	08163GAJ9	1,000.00000000	0.00000000	0.91676847	0.00000000	0.00000000	0.00000000	0.00000000	0.91676847	1,000.00000000
X-NR	08163GAK6	1,000.00000000	0.00000000	0.91676816	0.00000000	0.00000000	0.00000000	0.00000000	0.91676816	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/23 - 04/30/23	30	0.00	12,514.86	0.00	12,514.86	0.00	0.00	0.00	12,514.86	0.00
A-2	04/01/23 - 04/30/23	30	0.00	83,012.91	0.00	83,012.91	0.00	0.00	0.00	83,012.91	0.00
A-3	04/01/23 - 04/30/23	30	0.00	280,562.99	0.00	280,562.99	0.00	0.00	0.00	280,562.99	0.00
A-4	04/01/23 - 04/30/23	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-4A1	04/01/23 - 04/30/23	30	0.00	164,966.67	0.00	164,966.67	0.00	0.00	0.00	164,966.67	0.00
A-5	04/01/23 - 04/30/23	30	0.00	769,893.12	0.00	769,893.12	0.00	0.00	0.00	769,893.12	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	77,144.83	0.00	77,144.83	0.00	0.00	0.00	77,144.83	0.00
X-A	04/01/23 - 04/30/23	30	0.00	1,074,955.21	0.00	1,074,955.21	0.00	0.00	0.00	1,074,955.21	0.00
X-B	04/01/23 - 04/30/23	30	0.00	94,842.40	0.00	94,842.40	0.00	0.00	0.00	94,842.40	0.00
X-D	04/01/23 - 04/30/23	30	0.00	82,344.59	0.00	82,344.59	0.00	0.00	0.00	82,344.59	0.00
X-F	04/01/23 - 04/30/23	30	0.00	28,447.32	0.00	28,447.32	0.00	0.00	0.00	28,447.32	0.00
X-G	04/01/23 - 04/30/23	30	0.00	11,977.58	0.00	11,977.58	0.00	0.00	0.00	11,977.58	0.00
X-NR	04/01/23 - 04/30/23	30	0.00	49,408.70	0.00	49,408.70	0.00	0.00	0.00	49,408.70	0.00
A-S	04/01/23 - 04/30/23	30	0.00	208,271.03	0.00	208,271.03	0.00	0.00	0.00	208,271.03	0.00
B	04/01/23 - 04/30/23	30	0.00	109,942.91	0.00	109,942.91	0.00	0.00	0.00	109,942.91	0.00
C	04/01/23 - 04/30/23	30	0.00	130,530.23	0.00	130,530.23	0.00	0.00	0.00	130,530.23	0.00
D	04/01/23 - 04/30/23	30	0.00	65,326.67	0.00	65,326.67	0.00	0.00	0.00	65,326.67	0.00
E	04/01/23 - 04/30/23	30	0.00	54,436.67	0.00	54,436.67	0.00	0.00	0.00	54,436.67	0.00
F	04/01/23 - 04/30/23	30	0.00	58,827.71	0.00	58,827.71	0.00	0.00	0.00	58,827.71	0.00
G	04/01/23 - 04/30/23	30	0.00	24,769.06	0.00	24,769.06	0.00	0.00	0.00	24,769.06	0.00
NR	04/01/23 - 04/30/23	30	5,668.23	102,174.86	0.00	102,174.86	145.34	0.00	0.00	102,029.52	5,824.31
Class RR	04/01/23 - 04/30/23	30	137.26	87,743.39	0.00	87,743.39	3.49	0.00	0.00	87,739.90	141.14
RR Interest	04/01/23 - 04/30/23	30	163.23	104,325.93	0.00	104,325.93	4.15	0.00	0.00	104,321.77	167.84
Totals			5,968.72	3,841,386.31	0.00	3,841,386.31	152.98	0.00	0.00	3,841,233.32	6,133.29

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	4,347,651.50
Non-VRR Available Funds	4,130,268.91
VRR Available Funds	217,382.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,857,950.62	Master Servicing Fee	8,187.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,373.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	569.07
ARD Interest	0.00	Operating Advisor Fee	1,149.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	284.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,857,950.62	Total Fees	16,564.33

Principal		Expenses/Reimbursements
Scheduled Principal	506,418.18	Reimbursement for Interest on Advances	152.99
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	506,418.18	Total Expenses/Reimbursements	152.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,841,233.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	506,418.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,347,651.50
Total Funds Collected	4,364,368.80	Total Funds Distributed	4,364,368.82

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,365,776,942.14	1,365,776,942.14	Beginning Certificate Balance	1,365,776,941.22
(-) Scheduled Principal Collections	506,418.18	506,418.18	(-) Principal Distributions	506,418.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,365,270,523.96	1,365,270,523.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,365,776,942.14	1,365,776,942.14	Ending Certificate Balance	1,365,270,523.04
Ending Actual Collateral Balance	1,365,270,523.96	1,365,270,523.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	26	182,026,900.26	13.33%	88	3.7833	2.131296	1.79 or less	14	232,138,021.19	17.00%	115	3.7083	1.473080
$10,000,000 to $19,999,999		21	288,863,829.45	21.16%	95	3.5047	2.117202	1.80 to 2.09	18	284,870,071.30	20.87%	111	3.4961	1.939636
$20,000,000 to $29,999,999		16	384,825,358.79	28.19%	90	3.5546	2.500537	2.10 to 2.29	16	296,326,753.41	21.70%	81	3.1935	2.170048
$30,000,000 to $49,999,999		8	290,539,435.46	21.28%	131	3.1161	2.293946	2.30 to 2.59	8	97,764,077.56	7.16%	89	3.5900	2.427195
	$50,000,000 or greater	4	219,015,000.00	16.04%	82	2.9836	2.705222	2.60 to 2.99	13	304,209,826.75	22.28%	93	3.3477	2.760952
	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073	3.00 or greater	6	149,961,773.75	10.98%	99	3.0360	4.041200
								Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	8	60,792,118.28	4.45%	98	3.9123	1.775726	Pennsylvania	2	64,269,573.93	4.71%	98	3.3369	1.811580
Arizona	5	67,115,728.69	4.92%	107	3.3168	2.157205	South Carolina	1	6,756,773.75	0.49%	98	3.5100	4.220000
Arkansas	1	3,360,000.00	0.25%	97	3.6260	1.980000	Tennessee	4	40,089,596.60	2.94%	97	3.7595	2.496226
California	6	107,450,000.00	7.87%	99	3.3910	2.982554	Texas	15	60,646,776.70	4.44%	99	3.5971	2.972020
Colorado	1	9,522,000.00	0.70%	98	3.3190	2.950000	Utah	1	9,217,723.12	0.68%	99	4.1200	1.880000
Florida	6	129,393,366.73	9.48%	85	3.3492	2.629580	Virginia	1	5,843,840.51	0.43%	218	2.5900	1.921687
Georgia	2	2,494,206.44	0.18%	98	3.1650	2.663532	Wisconsin	2	8,941,986.08	0.65%	45	4.0620	1.697785
Illinois	11	68,907,947.68	5.05%	94	3.0416	3.500510	Totals	134	1,365,270,523.96	100.00%	98	3.3896	2.359073
Indiana	2	9,729,153.20	0.71%	98	3.7172	1.527460
									Property Type³
Iowa	1	688,848.73	0.05%	98	3.1650	2.663532
Kansas	1	3,029,555.99	0.22%	218	2.5900	1.921687		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	8,173,844.16	0.60%	98	3.4165	2.398140		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	7	22,683,676.11	1.66%	115	3.1688	1.782522	Industrial	11	147,863,451.88	10.83%	88	3.5866	2.485101
Maine	1	5,602,316.30	0.41%	218	2.5900	1.921687	Lodging	3	23,859,145.72	1.75%	76	4.3235	2.827501
Maryland	1	1,285,850.96	0.09%	98	3.1650	2.663532	Mixed Use	5	77,772,000.00	5.70%	99	3.2929	2.363349
Michigan	2	12,911,193.32	0.95%	117	3.2801	2.882980	Multi-Family	18	173,251,931.68	12.69%	98	3.3072	2.640996
Minnesota	1	7,051,462.47	0.52%	218	2.5900	1.921687	Office	34	453,019,891.28	33.18%	85	3.2575	2.382533
Missouri	2	36,706,117.06	2.69%	98	3.4233	2.496525	Other	2	72,289,166.59	5.29%	171	3.4711	1.747050
Nevada	2	22,275,000.00	1.63%	98	3.1149	2.018350	Retail	39	330,326,556.78	24.19%	94	3.5427	2.315739
New Jersey	6	74,281,627.84	5.44%	84	3.8108	2.481289	Self Storage	22	86,888,380.04	6.36%	145	3.0880	2.001617
New Mexico	1	25,500,000.00	1.87%	98	3.9000	2.560000	Totals	134	1,365,270,523.96	100.00%	98	3.3896	2.359073
New York	27	432,509,458.25	31.68%	99	3.2458	2.027920
North Carolina	3	38,868,867.70	2.85%	83	3.5631	2.562219
Ohio	7	16,320,293.40	1.20%	98	3.4453	2.387176
Oklahoma	2	2,851,619.98	0.21%	99	3.6900	2.230950

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.00000% or less	8	248,294,861.53	18.19%	96	2.6903	2.549070	12 months or less	2	80,729,861.53	5.91%	217	2.9233	1.441370
	3.00001% to 3.50000%	33	676,847,950.32	49.58%	104	3.3116	2.468392	13 months or greater	73	1,284,540,662.43	94.09%	91	3.4189	2.416748
	3.50001% to 4.00000%	25	318,128,287.75	23.30%	93	3.7646	2.224557	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
	4.00001% or greater	9	121,999,424.36	8.94%	83	4.2677	1.716650
	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	60,403,501.54	4.42%	39	3.9813	2.051309	Interest Only	42	904,527,776.59	66.25%	96	3.2596	2.528967
61 months to 84 months		6	170,950,000.00	12.52%	63	2.8534	2.217482	300 months or less	2	58,185,041.26	4.26%	149	3.1959	1.794536
85 months to 119 months		61	1,053,187,160.89	77.14%	98	3.4785	2.470051	301 months or greater	31	402,557,706.11	29.49%	97	3.7099	2.058925
	120 months or greater	2	80,729,861.53	5.91%	217	2.9233	1.441370	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	217,519,096.49	15.93%	112	3.2779	2.452366			No outstanding loans in this group
	12 months or less	64	1,136,710,522.47	83.26%	96	3.4058	2.346684
	13 months to 24 months	2	11,040,905.00	0.81%	98	3.9206	1.796529
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	75	1,365,270,523.96	100.00%	98	3.3896	2.359073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-1-C-1	30320004	OF	New York	NY	Actual/360	2.725%	122,496.57	0.00	0.00	N/A	08/06/28	--	53,950,000.00	53,950,000.00	05/06/23
1A-1-C-3	30320005	OF	New York	NY	Actual/360	2.725%	113,527.87	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	05/06/23
1A-2-C-1	30320006	OF	New York	NY	Actual/360	2.725%	47,795.23	0.00	0.00	N/A	08/06/28	--	21,050,000.00	21,050,000.00	05/06/23
1A-2-C-5	30320007	OF	New York	NY	Actual/360	2.725%	22,705.57	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	05/06/23
2	30507546	OF	West Sacramento	CA	Actual/360	3.130%	154,061.21	0.00	0.00	N/A	08/06/31	--	59,065,000.00	59,065,000.00	05/06/23
3	30507513	OF	Doral	Fl	Actual/360	3.310%	154,466.67	0.00	0.00	N/A	08/06/31	--	56,000,000.00	56,000,000.00	05/06/23
4	30507289	98	New York	NY	Actual/360	3.188%	119,550.00	0.00	0.00	N/A	05/05/41	--	45,000,000.00	45,000,000.00	05/05/23
5A1	30530150	RT	College Point	NY	Actual/360	3.566%	118,866.67	0.00	0.00	N/A	07/06/31	--	40,000,000.00	40,000,000.00	05/06/23
6	30507510	IN	Long Island City	NY	Actual/360	3.500%	116,666.67	0.00	0.00	N/A	08/06/31	--	40,000,000.00	40,000,000.00	05/06/23
7	30320008	SS	Various	Various	Actual/360	2.590%	77,319.00	93,613.98	0.00	N/A	07/06/41	--	35,823,475.51	35,729,861.53	05/06/23
8	30507428	RT	Lancaster	PA	Actual/360	3.280%	89,730.89	58,799.65	0.00	N/A	07/06/31	--	32,828,373.58	32,769,573.93	05/06/23
9	30507418	MF	Naperville	IL	Actual/360	2.420%	66,630.67	0.00	0.00	N/A	07/06/31	--	33,040,000.00	33,040,000.00	05/06/23
10A2	30320010	MU	Tempe	AZ	Actual/360	2.840%	76,916.67	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	05/06/23
11	30507353	OF	Pittsburgh	PA	Actual/360	3.396%	89,145.00	0.00	0.00	N/A	07/01/31	--	31,500,000.00	31,500,000.00	05/01/23
12A2-1	30507621	OF	Huntsville	AL	Actual/360	3.410%	41,257.52	25,347.86	0.00	N/A	08/06/31	--	14,518,776.47	14,493,428.61	05/06/23
12A1-2	30507586	OF	Huntsville	AL	Actual/360	3.410%	41,257.52	25,347.86	0.00	N/A	08/06/31	--	14,518,776.47	14,493,428.61	05/06/23
13	30507354	OF	Jacksonville	Fl	Actual/360	3.210%	74,766.25	0.00	0.00	N/A	07/06/28	--	27,950,000.00	27,950,000.00	05/06/23
14	30507384	MF	St Charles	MO	Actual/360	3.180%	72,875.00	0.00	0.00	N/A	07/01/31	--	27,500,000.00	27,500,000.00	05/01/23
15A1	30530125	98	Iselin	NJ	Actual/360	3.938%	89,584.03	9,166.67	0.00	N/A	06/06/31	--	27,298,333.26	27,289,166.59	05/06/23
16A1	30507426	Various Various		Various	Actual/360	3.165%	71,212.50	0.00	0.00	N/A	07/01/31	--	27,000,000.00	27,000,000.00	05/01/23
17	30507421	RT	Jacksonville	Fl	Actual/360	3.450%	74,750.00	0.00	0.00	N/A	07/01/31	--	26,000,000.00	26,000,000.00	05/01/23
18	30530159	RT	Tucson	AZ	Actual/360	4.010%	83,610.92	39,711.01	0.00	N/A	07/06/31	--	25,020,723.48	24,981,012.47	05/06/23
19	30320015	RT	Albuquerque	NM	Actual/360	3.900%	82,875.00	0.00	0.00	N/A	07/06/31	--	25,500,000.00	25,500,000.00	05/06/23
20A3	30507579	MF	New York	NY	Actual/360	3.450%	71,875.00	0.00	0.00	N/A	08/06/31	--	25,000,000.00	25,000,000.00	05/06/23
21	30507550	RT	Various	Various	Actual/360	4.160%	78,009.57	47,580.87	0.00	N/A	08/06/26	--	22,502,760.60	22,455,179.73	05/06/23
22A2	30507315	OF	Birmingham	AL	Actual/360	4.550%	87,208.33	0.00	0.00	N/A	07/05/31	--	23,000,000.00	23,000,000.00	05/05/23
23	30507427	MF	New York	NY	Actual/360	3.330%	62,437.50	0.00	0.00	N/A	07/06/31	--	22,500,000.00	22,500,000.00	05/06/23
24	30507569	MF	Brooklyn	NY	Actual/360	3.770%	70,687.50	0.00	0.00	N/A	08/06/31	--	22,500,000.00	22,500,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25A2	30507329	IN	Cookeville	TN	Actual/360	3.533%	64,777.72	0.00	0.00	N/A	06/06/31	--	22,000,000.00	22,000,000.00	05/06/23
26	30507547	RT	Asheville	NC	Actual/360	3.356%	56,213.00	0.00	0.00	N/A	08/01/31	--	20,100,000.00	20,100,000.00	05/01/23
27A3-2	30507598	RT	Austin	TX	Actual/360	3.094%	51,566.67	0.00	0.00	N/A	07/01/31	--	20,000,000.00	20,000,000.00	05/01/23
28	30507538	RT	New York	NY	Actual/360	3.430%	52,593.33	0.00	0.00	N/A	08/06/31	--	18,400,000.00	18,400,000.00	05/06/23
29	30507508	MU	Brooklyn	NY	Actual/360	3.550%	53,250.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	05/06/23
30	30507542	OF	New York	NY	Actual/360	3.370%	50,550.00	0.00	0.00	N/A	08/06/31	--	18,000,000.00	18,000,000.00	05/06/23
31	30507539	SS	Various	LA	Actual/360	3.270%	48,562.71	0.00	0.00	N/A	08/06/31	--	17,821,178.00	17,821,178.00	05/06/23
32	30507515	IN	Pennsauken Township	NJ	Actual/360	3.850%	56,947.92	0.00	0.00	N/A	08/01/31	--	17,750,000.00	17,750,000.00	05/01/23
33	30507342	RT	Naperville	IL	Actual/360	3.840%	56,000.00	0.00	0.00	N/A	07/06/31	--	17,500,000.00	17,500,000.00	05/06/23
34	30320016	SS	Various	OH	Actual/360	3.470%	43,375.00	0.00	0.00	N/A	07/06/31	--	15,000,000.00	15,000,000.00	05/06/23
35	30320017	OF	Culver City	CA	Actual/360	3.938%	48,027.19	0.00	0.00	N/A	07/06/31	--	14,635,000.00	14,635,000.00	05/06/23
36	30320018	OF	Hayward	CA	Actual/360	3.255%	37,025.63	0.00	0.00	N/A	07/06/31	--	13,650,000.00	13,650,000.00	05/06/23
37	30320019	RT	Las Vegas	NV	Actual/360	2.940%	29,461.25	0.00	0.00	N/A	07/11/31	--	12,025,000.00	12,025,000.00	05/11/23
38	30507383	RT	Millville	NJ	Actual/360	3.427%	33,119.46	20,278.10	0.00	N/A	07/01/31	--	11,597,126.51	11,576,848.41	05/01/23
39	30320020	OF	Various	Various	Actual/360	4.150%	39,697.28	17,711.52	0.00	N/A	08/06/31	--	11,478,731.53	11,461,020.01	05/06/23
40	30320021	Various Various		NY	Actual/360	3.500%	33,188.84	19,573.91	0.00	N/A	08/06/31	--	11,379,032.16	11,359,458.25	05/06/23
41	30507556	IN	North Bergen	NJ	Actual/360	3.850%	36,286.25	0.00	0.00	N/A	08/06/26	--	11,310,000.00	11,310,000.00	05/06/23
42	30507509	IN	Detroit	MI	Actual/360	3.400%	31,166.67	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	05/06/23
43	30507552	IN	Hempstead	TX	Actual/360	3.300%	27,930.44	18,054.86	0.00	N/A	08/06/31	--	10,156,522.42	10,138,467.56	05/06/23
44	30507362	MF	Las Vegas	NV	Actual/360	3.320%	28,358.33	0.00	0.00	N/A	07/06/31	--	10,250,000.00	10,250,000.00	05/06/23
45	30320022	IN	Millbrae	CA	Actual/360	3.990%	33,250.00	0.00	0.00	N/A	07/06/31	--	10,000,000.00	10,000,000.00	05/06/23
46	30320023	MU	Colorado Springs	CO	Actual/360	3.319%	26,336.27	0.00	0.00	N/A	07/06/31	--	9,522,000.00	9,522,000.00	05/06/23
47	30320024	OF	Salt Lake City	UT	Actual/360	4.120%	31,696.67	14,317.46	0.00	N/A	08/06/31	--	9,232,040.58	9,217,723.12	05/06/23
48	30320025	MF	Independence	MO	Actual/360	4.150%	31,887.25	14,292.57	0.00	N/A	07/06/31	--	9,220,409.63	9,206,117.06	05/06/23
49	30320026	MF	Speedway	IN	Actual/360	3.750%	28,747.07	15,248.91	0.00	N/A	07/06/31	--	9,199,063.53	9,183,814.62	05/06/23
50	30320027	RT	Enterprise	AL	Actual/360	3.900%	28,663.44	14,258.37	0.00	N/A	07/06/31	--	8,819,519.43	8,805,261.06	05/06/23
51	30507548	IN	Miami	Fl	Actual/360	3.190%	23,925.00	0.00	0.00	N/A	08/06/26	--	9,000,000.00	9,000,000.00	05/06/23
52	30320028	SS	Garner	NC	Actual/360	3.350%	24,310.33	15,353.89	0.00	N/A	08/06/31	--	8,708,179.40	8,692,825.51	05/06/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	30530158	MU	Brooklyn	NY	Actual/360	3.942%	29,565.00	0.00	0.00	N/A	07/06/31	--	9,000,000.00	9,000,000.00	05/06/23
54	30507540	LO	Lubbock	TX	Actual/360	4.640%	33,721.53	12,374.34	0.00	N/A	08/06/26	--	8,721,086.15	8,708,711.81	05/06/23
55	30507396	MU	Brooklyn	NY	Actual/360	3.750%	27,343.75	0.00	0.00	N/A	07/06/31	--	8,750,000.00	8,750,000.00	05/06/23
56	30507435	LO	Cleveland	TN	Actual/360	4.650%	32,569.07	11,260.06	0.00	N/A	07/06/31	--	8,404,920.22	8,393,660.16	05/06/23
57	30507414	OF	Woodbury	NY	Actual/360	3.780%	25,200.00	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	05/06/23
58	30507567	RT	Miami	Fl	Actual/360	3.800%	23,039.60	11,907.20	0.00	N/A	08/01/31	--	7,275,663.93	7,263,756.73	05/01/23
59	30507537	RT	Bronx	NY	Actual/360	3.450%	20,125.00	0.00	0.00	N/A	08/06/31	--	7,000,000.00	7,000,000.00	05/06/23
60	30507422	LO	Columbia	SC	Actual/360	3.510%	19,797.71	11,674.51	0.00	N/A	07/06/31	--	6,768,448.26	6,756,773.75	05/06/23
61	30507469	SS	Various	Various	Actual/360	3.720%	20,041.21	0.00	0.00	N/A	07/06/31	--	6,464,905.00	6,464,905.00	05/06/23
62	30320029	RT	Ooltewah	TN	Actual/360	3.363%	16,647.65	10,544.58	0.00	N/A	06/06/31	--	5,940,286.02	5,929,741.44	05/06/23
63	30507419	MF	Buckner	KY	Actual/360	3.500%	17,896.67	0.00	0.00	N/A	07/06/31	--	6,136,000.00	6,136,000.00	05/06/23
64	30507566	IN	North Bergen	NJ	Actual/360	3.850%	18,447.92	0.00	0.00	N/A	08/06/26	--	5,750,000.00	5,750,000.00	05/06/23
65	30507543	OF	Long Beach	CA	Actual/360	3.750%	15,937.50	0.00	0.00	N/A	08/06/31	--	5,100,000.00	5,100,000.00	05/06/23
66	30507541	OF	Gilbert	AZ	Actual/360	3.620%	15,173.83	0.00	0.00	N/A	08/06/31	--	5,030,000.00	5,030,000.00	05/06/23
67	30507568	IN	Santa Fe Springs	CA	Actual/360	3.680%	15,333.33	0.00	0.00	N/A	08/06/31	--	5,000,000.00	5,000,000.00	05/06/23
68	30320030	MF	Conroe	TX	Actual/360	4.204%	16,031.25	0.00	0.00	N/A	06/06/31	--	4,576,000.00	4,576,000.00	05/06/23
69	30507536	RT	New York	NY	Actual/360	3.450%	11,500.00	0.00	0.00	N/A	08/06/31	--	4,000,000.00	4,000,000.00	05/06/23
70	30320031	MF	Fort Smith	AR	Actual/360	3.626%	10,152.80	0.00	0.00	N/A	06/06/31	--	3,360,000.00	3,360,000.00	05/06/23
71	30507417	SS	Port Charlotte	Fl	Actual/360	3.860%	10,227.75	0.00	0.00	N/A	07/06/26	--	3,179,610.00	3,179,610.00	05/06/23
Totals							3,857,950.62	506,418.18	0.00				1,365,776,942.14	1,365,270,523.96
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-1	59,117,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-3	59,117,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-1	59,117,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-5	59,117,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,252,267.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,370,405.48	1,410,641.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,544,880.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	5,307,609.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,086,733.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,749,274.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,806,749.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,733,461.49	4,047,791.49	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	9,600,013.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,237,837.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-2	7,822,031.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	7,822,031.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,996,780.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,536,845.24	0.00	--	--	--	0.00	0.00	0.00	0.00	5,619.37	0.00
15A1	3,465,230.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	4,311,455.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,040,097.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,240,365.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,955,978.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A3	10,615,146.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,845,800.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	7,153,309.90	1,822,355.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,820,328.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,625,630.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25A2	7,246,536.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,403,534.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3-2	34,511,657.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,535,745.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,433,465.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,322,455.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,850,032.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,645,878.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,464,714.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,729,627.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,348,451.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,181,478.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,059,989.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,614,660.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,118,524.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,085,098.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,089,979.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,211,387.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,433,727.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	416,902.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	950,149.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,032,380.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,138,961.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	901,624.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	826,683.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,034,947.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	836,949.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	988,225.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	554,299.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,181,157.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	728,587.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,347,923.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	448,874.32	160,291.96	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	777,856.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	539,175.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,751,273.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	677,954.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	840,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	519,133.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	512,592.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	459,772.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	528,662.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	327,466.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	229,212.93	55,724.50	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	348,552.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	267,364.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	305,731.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	430,169,768.83	7,496,805.55				0.00	0.00	0.00	0.00	5,619.37	0.00
**	The Most Recent NOI and Fiscal NOI fields correspond to the financial data reported by the Master Servicer. An NOI of 0.00 means the Servicer did not report NOI figures in their loan level reporting.

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389624%	3.374670%	98
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389676%	3.374719%	99
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389721%	3.374762%	100
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389783%	3.374822%	101
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389828%	3.374864%	102
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389872%	3.374906%	103
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389922%	3.374954%	104
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.389966%	3.374995%	105
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.390015%	3.375042%	106
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.390058%	3.375083%	107
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.390101%	3.375124%	108
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.390140%	3.375160%	109
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		60,403,502	60,403,502	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,304,867,022	1,304,867,022	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,365,270,524	1,365,270,524	0	0	0	0
Apr-23	1,365,776,942	1,365,776,942	0	0	0	0
Mar-23	1,366,254,737	1,366,254,737	0	0	0	0
Feb-23	1,366,812,780	1,366,812,780	0	0	0	0
Jan-23	1,367,287,496	1,367,287,496	0	0	0	0
Dec-22	1,367,760,810	1,367,760,810	0	0	0	0
Nov-22	1,368,260,084	1,368,260,084	0	0	0	0
Oct-22	1,368,730,519	1,368,730,519	0	0	0	0
Sep-22	1,369,227,015	1,369,227,015	0	0	0	0
Aug-22	1,369,694,588	1,369,694,588	0	0	0	0
Jul-22	1,370,160,782	1,370,160,782	0	0	0	0
Jun-22	1,370,642,335	1,370,642,335	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	137.13	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.86	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	152.99	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			152.99

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Supplemental Notes
None

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